Summary of Future Minimum Lease Payments under Operating Leases (Detail) (USD $)	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 9,611,819
2015	9,584,196
2016	9,791,970
2017	9,798,571
2018	9,554,184
Thereafter	64,449,264
Less: Sublease income	(3,938,036)
Total	$ 108,851,968